John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 94.9%		$244,189,923
(Cost $165,600,322)
Belgium 5.0%		12,777,582
Anheuser-Busch InBev SA/NV	202,525	12,777,582
France 6.8%		17,496,819
Danone SA	186,361	12,018,359
Sodexo SA	58,821	5,478,460
Italy 4.7%		12,041,572
Ferrari NV	19,377	7,963,947
Salvatore Ferragamo SpA	400,129	4,077,625
Netherlands 8.6%		22,042,014
EXOR NV	104,050	11,684,848
Heineken Holding NV	126,195	10,357,166
Spain 2.7%		6,984,084
Cellnex Telecom SA (A)(B)	191,188	6,984,084
Taiwan 4.2%		10,812,652
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	71,588	10,812,652
United Kingdom 8.1%		20,909,197
Associated British Foods PLC	192,922	6,303,102
Fevertree Drinks PLC	249,354	3,441,268
GSK PLC	279,381	6,268,719
Haleon PLC	1,178,260	4,896,108
United States 54.8%		141,126,003
Amazon.com, Inc. (B)	95,205	16,797,969
Analog Devices, Inc.	22,497	5,275,322
Avantor, Inc. (B)	121,852	2,934,196
CarGurus, Inc. (B)	168,544	4,080,450
Cheniere Energy, Inc.	20,210	3,188,936
Comcast Corp., Class A	209,293	8,377,999
Crown Castle, Inc.	72,094	7,389,635
eBay, Inc.	251,527	13,637,794
Elanco Animal Health, Inc. (B)	261,020	4,614,834
Gilead Sciences, Inc.	31,573	2,029,197
Group 1 Automotive, Inc.	11,554	3,593,063
KKR & Company, Inc.	51,218	5,267,259
Liberty Media Corp.-Liberty Formula One, Series A (B)	142,453	9,745,210
Moderna, Inc. (B)	60,499	8,624,132
Nasdaq, Inc.	81,956	4,837,863
Oracle Corp.	74,574	8,739,327
Salesforce, Inc.	7,991	1,873,410
Starbucks Corp.	34,399	2,759,488
Texas Instruments, Inc.	24,804	4,837,028
The Walt Disney Company	60,906	6,328,742
Vail Resorts, Inc.	17,764	3,352,422
Walmart, Inc.	164,898	10,843,692
Warner Brothers Discovery, Inc. (B)	242,480	1,998,035

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$12,662,775
(Cost $12,663,394)
U.S. Government Agency 1.6%				4,249,151
Federal Agricultural Mortgage Corp. Discount Note	5.210	06-03-24	4,251,000	4,249,151

	Yield (%)	Shares	Value
Short-term funds 3.3%			8,413,624

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1414(C)	8,413,624	8,413,624

Total investments (Cost $178,263,716) 99.8%	$256,852,698
Other assets and liabilities, net 0.2%	557,176
Total net assets 100.0%	$257,409,874

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-24:
Consumer staples	23.6%
Consumer discretionary	22.4%
Communication services	14.7%
Information technology	12.2%
Health care	9.4%
Financials	8.5%
Real estate	2.9%
Energy	1.2%
Short-term investments and other	5.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$12,777,582	—	$12,777,582	—
France	17,496,819	—	17,496,819	—
Italy	12,041,572	$7,963,947	4,077,625	—
Netherlands	22,042,014	—	22,042,014	—
Spain	6,984,084	—	6,984,084	—
Taiwan	10,812,652	10,812,652	—	—
United Kingdom	20,909,197	—	20,909,197	—
United States	141,126,003	141,126,003	—	—
Short-term investments	12,662,775	8,413,624	4,249,151	—
Total investments in securities	$256,852,698	$168,316,226	$88,536,472	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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